Changes in significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Changes in significant accounting policies
Summary of impacts from adoption of IFRS 16

January 1,
(in thousands of Russian Roubles)	2019
Right-of-use assets	345,051
Lease liabilities	(343,455)
Prepaid expenses and other current assets	(1,596)

Summary of transition from operating lease commitments to lease liabilities

January 1,
(in thousands of Russian Roubles)	2019
Operating lease commitment at December 31, 2018 as disclosed in the Group’s consolidated financial statements	443,292
Discounted using the incremental borrowing rate at January 1, 2019	343,455
Lease liabilities recognised at January 1, 2019	343,455

Disclosure of impact net of tax of transition to IFRS 9 on retained earnings

Impact of adopting
IFRS 9 on opening
(in thousands of Russian Roubles)	balance
Retained earnings
Recognition of expected credit losses under IFRS 9 (net of tax)	(2,935)
Impact at January 1, 2018	(2,935)